Other financial investments measured at fair value through other comprehensive income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2024	Nov. 13, 2023	Aug. 27, 2023	Dec. 31, 2021
Instruments by category
Financial assets	¥ 5,624,762	¥ 9,624,566	¥ 7,009,296				¥ 13,431,049
Xiaoju Smart Auto Co. Limited
Instruments by category
Initial consideration (in shares)						58,164,217
Start of production consideration (in shares)						4,636,447
Investments in ordinary shares
Instruments by category
Financial assets	5,624,762	8,608,691	6,811,492				13,431,049
Investee A
Instruments by category
Financial assets	2,035,755	4,709,290	6,068,436				12,099,596
XPeng
Instruments by category
Financial assets	2,667,988	3,005,246
Others
Instruments by category
Financial assets	921,019	894,155	743,056				1,331,453
Debt securities
Instruments by category
Financial assets		1,015,875	197,804
Investments in equity instruments designated at fair value through other comprehensive income | Investee A
Instruments by category
Fair value	2,035,755	4,709,290	6,068,436				¥ 12,099,596
Realized gain on disposal of certain number of ordinary shares	1,800,823	799,978	104,079
Unrealized gain (loss)	(576,205)	337,052	¥ 6,221,463
Investments in equity instruments designated at fair value through other comprehensive income | XPeng | Xiaoju Smart Auto Co. Limited
Instruments by category
Unrealized gain (loss)	¥ (494,270)	¥ 219,663
Initial consideration (in shares)					58,164,217
Start of production consideration (in shares)				4,636,447